Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS

PERFORMANCE

The following information is presented to disclose the relationship between executive compensation actually paid (“CAP”), as calculated under applicable SEC rules, and the Company’s financial performance. As required by SEC rules, the table presented below discloses CAP for (i) the Company’s Principal Executive Officer (“PEO”), Mr. Junli (Jerry) He, and (ii) the Company’s named executive officers (“NEOs”) other than Mr. He, on an average basis. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

The methodology for calculating amounts presented in the columns “Compensation Actually Paid PEO” and “Average Compensation Actually Paid for other NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the “Reconciliation of Summary Compensation Total to CAP” table below. Discussion of the relationship between CAP and the Company performance measures is also presented below.

The other NEOs for 2025 and 2024 were William Fodor, Hong Yu and Joseph Damasio (the “Other NEOs”).

Pay Versus Performance Table

			Average		Value of Initial Fixed
	Summary		Summary	Average	$100 Investment	Net
	Compensation	Compensation	Compensation	Compensation	Based On	Income
	Table	Actually	Table Total	Actually Paid	Total	(Loss)
	Total for	Paid to	for Non-PEO	for Non-PEO	Shareholder	$ in thousands
Year	PEO $	PEO $	NEOs $ (1)	NEOs $ (1)	Return $ (2)	(3)
2025	439,969	365,052	208,703	94,647	33	(6,869)
2024	1,277,042	894,529	246,339	(254,472)	54	(7,732)
2023	5,794,693	5,794,693	233,391	105,039	91	(9,022)

1.	The other NEOs for 2025 and 2024 were William Fodor, Hong Yu and Joseph Damasio (the “Other NEOs”).

2.	Reflects the value on December 31 for each period presented of an initial fixed investment of $100 on January 1, 2023.

3.	Represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 439,969	$ 1,277,042	$ 5,794,693
PEO Actually Paid Compensation Amount	$ 365,052	894,529	5,794,693
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Total to CAP

Year	Executive	Summary Compensation Table Total $	Subtract Equity Awards $ (1)	Add Year-End Equity Value $ (2)	Change in Value of Equity Awards $ (3)	Change in Value of Vested Equity Awards $ (4)	Compensation Actually Paid $
2025	PEO	439,969	—	—	(74,917)	—	365,052
	Non PEOs NEOs	208,703	—	—	(114,056)	—	94,647
2024	PEO	1,277,042	(382,513)	—	—	—	894,529
	Non PEO NEOs	246,339	(1,245,936)	745,125	—	—	(254,472)
2023	PEO	5,794,693	(5,389,526)	5,389,526	—	—	5,794,693
	Non PEO NEOs	233,391	—	—	(128,352)	—	105,039

(1) Represents the grant date fair value and, for purposes of the Non PEO NEOs, the average grant date fair value, of equity awards granted during the year, as reported in the “Stock Awards” column of the Summary Compensation Table for the applicable year.

(2) Represents the end of year fair value and, for purposes of the Non PEO NEOs, the average of the end of year fair value, of equity awards granted during the year that are outstanding and unvested as of the end of year.

(3) Represents the change in fair value and, for purposes of Non PEO NEOs, the average change in fair value, as of the end of the applicable year (from the end of the prior fiscal year) of equity awards granted in prior years that were outstanding and unvested as of the end of the year.

(4) Represents the change in fair value and, for purposes of Other NEOs, the average change in fair value (from the end of the prior fiscal year to the date of vesting), of equity awards granted in prior years that vested during the year.

Non-PEO NEO Average Total Compensation Amount	$ 208,703	246,339	233,391
Non-PEO NEO Average Compensation Actually Paid Amount	94,647	(254,472)	105,039
Total Shareholder Return Amount	33	54	91
Net Income (Loss)	$ (6,869,000)	(7,732,000)	(9,022,000)
PEO Name	Mr. Junli (Jerry) He
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(382,513)	(5,389,526)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	5,389,526
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,917	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,245,936)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	745,125	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,056)	0	(128,352)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0